Notes Payable, Related Parties (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes Payable Related Parties Details Narrative
Interest expense	$ 564	$ 0	$ 29,321	$ 3,298
Imputed interest expense		$ 134	$ 134	$ 840